Property and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	9 Property and equipment

Property and equipment by type
in EUR million	2023	2022
Property in own use	616	681
Equipment:
- Data processing equipment	213	213
- Other equipment	492	476
Right- of- use assets:
- ROU property	972	1,000
- ROU cars	97	64
- ROU other leases	9	12
	2,399	2,446

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	681	702	688	699	1,076	1,113	2,446	2,515
Additions	4	2	241	229	279	173	525	404
Transfers	-1	-1	-4	-1	-4	-4	-9	-5
Depreciation	-12	-13	-204	-220	-246	-252	-461	-485
Impairments[1]	-19	-9	-10	-16	-12	-9	-41	-35
Reversals of impairments [1]	10	16					10	16
Remeasurements	4	15			9	67	13	81
Disposals	-47	-67	-10	-15	-20	-15	-78	-98
Exchange rate differences	-4	36	4	13	-4	3	-5	52
Closing balance	616	681	705	688	1,078	1,076	2,399	2,446

Cost price	753	847	3,140	3,554	1,851	1,680	5,744	6,081
Accumulated depreciation	-305	-362	-2,430	-2,853	-904	-714	-3,639	-3,929
Accumulated impairments	-99	-107	-6	-12	-32	-21	-136	-140
Accumulated revaluation surplus	267	304					267	304
Accumulated remeasurement					163	130	163	130
Net carrying value	616	681	705	688	1,078	1,076	2,399	2,446
1 (Reversals of) impairments of property and equipment are presented as Other operating expenses in the statement of Profit or Loss.
ING considers valuations from third-party experts in determining the fair values of property in own use. The vast majority of the land and buildings are appraised during 2023. Property in own use purchase costs amounted to EUR 753 million (2022: EUR 847 million). Cost or the purchase price less accumulated depreciation and impairments would have been EUR 350 million (2022: EUR 368 million) had property in own use been valued at cost instead of at fair value.
The reported impairment losses of EUR -41 million (2022: EUR -35 million) mainly result from changes in the post-pandemic way of working through downscaling of physical office spaces and closure of branches for commercial reasons.